Risk Management - Disclosure of net interest income sensitivity (AEaR) by currency (Details) - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ 21	£ 25
Increase (decrease) in profit for the year due to reasonable possibly decrease	(57)	(73)
GBP
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(1)	(6)
Increase (decrease) in profit for the year due to reasonable possibly decrease	(33)	(40)
USD
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	17	43
Increase (decrease) in profit for the year due to reasonable possibly decrease	(18)	(45)
EUR
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	20	3
Increase (decrease) in profit for the year due to reasonable possibly decrease	(21)	(4)
Other currencies
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(15)	(15)
Increase (decrease) in profit for the year due to reasonable possibly decrease	£ 15	£ 16